Operating Segments - Reconciliation of Total Segment Operating Income to Consolidated Operating Profit from Continuing Operations (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Penalty refund		₩ 11,000.0
Penalties expenses		42.4	₩ 0.4
Other expense		₩ 21.4	₩ 21.4
Other [member]
Disclosure of operating segments [line items]
Gain loss on sale of business	₩ 70,000.0